UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------
Check here if Amendment [ ]; Amendment Number:
                                                -------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
          ---------------------------------
Address:  230 West Monroe Street
          ---------------------------------
          Suite 2810
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-7232
                     ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodger D. Shay, Jr.
        ---------------------------------------------------
Title:  President
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Rodger D. Shay, Jr.      Chicago, IL          November 6, 2007
    -----------------------     -------------         ---------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           NONE
                                            ---------------------
Form 13F Information Table Entry Total:                        47
                                            ---------------------
Form 13F Information Table Value Total:                   117,416
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
3M CO                          COMMON      88579Y101    4,819    51,500               SOLE                 X
ABBOTT LABORATORIES            COMMON      002824100    3,646    68,000               SOLE                 X
AMERICAN EXPRESS CO.           COMMON      025816109    3,295    55,500               SOLE                 X
AMERICAN INT'L GROUP           COMMON      026874107    5,074    75,000               SOLE                 X
AMERICAN STANDARD COMPANIES
   INC                         COMMON      029712106       50     1,400               SOLE                 X
ANHEUSER-BUSCH                 COMMON      035229103    3,799    76,000               SOLE                 X
AUTOMATIC DATA PROCESSING      COMMON      053015103    3,904    85,000               SOLE                 X
AUTOZONE INC                   COMMON      053332102       52       450               SOLE                 X
BALL CORP                      COMMON      058498106       24       450               SOLE                 X
BERKSHIRE HATHAWAY INC.        CLASS A     084670108    6,281        53               SOLE                 X
BOEING CO COM                  COMMON      097023105       79       750               SOLE                 X
CATERPILLAR INC                COMMON      149123101       39       500               SOLE                 X
CEMEX SAB                   SPON ADR NEW   151290889       24       800               SOLE                 X
CISCO SYSTEMS                  COMMON      17275R102    4,039   122,000               SOLE                 X
CITIGROUP INC                  COMMON      172967101       56     1,200               SOLE                 X
COCA COLA CO                   COMMON      191216100    5,345    93,000               SOLE                 X
CORNING INC                    COMMON      219350105       25     1,000               SOLE                 X
DEERE & CO                     COMMON      244199105       74       500               SOLE                 X
DELL INC.                      COMMON      24702R101    3,135   113,600               SOLE                 X
DIAGEO PLC                  SPON ADR NEW   25243Q205       53       600               SOLE                 X

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----

DOW CHEMICAL CO                COMMON      260543103       47     1,100               SOLE                 X
EXXON MOBIL CORP.              COMMON      30231G102    3,425    37,000               SOLE                 X
FEDEX CORP.                    COMMON      31428X106    2,933    28,000               SOLE                 X
GENERAL ELECTRIC CO.           COMMON      369604103    6,086   147,000               SOLE                 X
HARLEY-DAVIDSON, INC.          COMMON      412822108    1,795    38,850               SOLE                 X
HOME DEPOT, INC.               COMMON      437076102    3,893   120,000               SOLE                 X
ILLINOIS TOOL WORKS, INC.      COMMON      452308109    3,877    65,000               SOLE                 X
INTERNATIONAL BUSINESS
   MACHINES CORP               COMMON      459200101       59       500               SOLE                 X
JOHNSON & JOHNSON              COMMON      478160104    6,294    95,800               SOLE                 X
KELLOGG CO                     COMMON      487836108       48       850               SOLE                 X
MEDTRONIC, INC.                COMMON      585055106    4,231    75,000               SOLE                 X
MERRILL LYNCH                  COMMON      590188108    2,851    40,000               SOLE                 X
MICROSOFT CORP.                COMMON      594918104    4,767   161,800               SOLE                 X
NOKIA CORP                  SPONSORED ADR  654902204       61     1,600               SOLE                 X
OMNICOM GROUP                  COMMON      681919106    3,270    68,000               SOLE                 X
PEPSICO INC.                   COMMON      713448108    5,275    72,000               SOLE                 X
PROCTER & GAMBLE CO.           COMMON      742718109    5,979    85,000               SOLE                 X
SEAGATE TECHNOLOGY              SHS        G7945J104       46     1,800               SOLE                 X
STAPLES, INC.                  COMMON      855030102    2,880   134,000               SOLE                 X
SYSCO CORPORATION              COMMON      871829107    3,274    92,000               SOLE                 X


                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----

TIMKEN CO                      COMMON      887389104       22       600               SOLE                 X
TJX COMPANIES INC              COMMON      872540109       32     1,100               SOLE                 X
UBS AG                         SHS NEW     H89231338       54     1,000               SOLE                 X
UNITEDHEALTH GROUP INC         COMMON      91324P102    3,342    69,000               SOLE                 X
UST INC                        COMMON      902911106       50     1,000               SOLE                 X
WAL MART STORES INC.           COMMON      931142103    5,587   128,000               SOLE                 X
WELLS FARGO CO.                COMMON      949746101    3,427    96,200               SOLE                 X
TOTAL                                                 117,416